Shareholders' Equity (Tables)	12 Months Ended
Sep. 30, 2023
Stockholder's Equity
Schedule of fair value of the stock options

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Share price at grant date	C$8.30	C$6.20	-	C$6.75
Risk-free interest rate	3.29%	1.78	-	3.33%
Expected volatility	51.95%	54.54	-	55.67%
Expected life of option	10 years			10 years
Expected dividend yield	Nil			Nil

Summary of restricted stock units

	Number	Weighted average
	of units (000’s)	grant-date price
Balance, September 30, 2021	954	C$	8.48
Forfeited	(105)		8.48
Granted	81		6.83
Balance, September 30, 2022	930	C$	8.34
Settled	(727)		8.30
Granted	831		8.30
Balance, September 30, 2023	1,034	C$	8.34

Schedule of stock-based compensation expense

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Restricted stock units	$3,383	$2,659
Stock options	1,897	2,834
Stock-based compensation expense	$5,280	$5,493

Compensation options to underwriters
Stockholder's Equity
Summary of options activity

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2021	115	C$	4.60
Exercised	(115)		4.60
Balance, September 30, 2022	—	C$	—

Stock options
Stockholder's Equity
Summary of options activity

		Weighted
	Number of options (000’s)	average exercise price
Balance, September 30, 2021	3,786	C$	4.15
Granted	195		6.93
Exercised	(33)		0.99
Expired	(55)		2.40
Forfeited	(142)		6.87
Balance, September 30, 2022	3,751	C$	4.24
Granted	435		8.30
Exercised	(130)		5.01
Expired	(48)		6.94
Forfeited	(51)		7.22
Balance, September 30, 2023	3,957	C$	4.49